Notes Payable (Details 4) (USD $)				12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Promissory Note [Member]	Dec. 31, 2013 Promissory Note One [Member]	Dec. 31, 2013 Promissory Note Two [Member]	Dec. 31, 2013 Promissory Note Three [Member]	Dec. 31, 2013 Promissory Note Four [Member]	Dec. 31, 2013 Promissory Note Five [Member]	Dec. 31, 2013 Promissory Note Six [Member]	Dec. 31, 2013 Promissory Note Seven [Member]
Summary of promissory note
Balance - January 1, 2013	$ 1,167,283	$ 790,528
Issuance of promissory note					400,000	80,000	25,000	100,000	500,000	500,000	25,000
Original issue discount					(400,000)	(80,000)	(25,000)	(100,000)	(140,000)	(150,000)	(9,000)
Accretion of debt discount					400,000	24,691	7,716	16,697	11,763	3,562	99
Payoff of note				(288,750)	(400,000)
Balance - December 31, 2013	$ 1,167,283	$ 790,528				$ 24,691	$ 7,716	$ 16,697	$ 371,763	$ 353,562	$ 16,099